united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22483

Copeland Trust

(Exact name of registrant as specified in charter)

161 Washington St., Suite #1325, Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 2/29/16

Item 1. Schedule of Investments.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2016
Shares	Security	Market Value

	COMMON STOCK - 49.20%
	AGRICULTURE - 2.72%
182,561	Altria Group, Inc.	$ 11,240,281

	BEVERAGES - 2.63%
119,041	Dr Pepper Snapple Group, Inc.	10,895,823

	CHEMICALS - 2.28%
91,585	International Flavors & Fragrance, Inc.	9,459,815

	ELECTRIC - 14.86%
233,462	Eversource Energy	12,676,987
376,559	ITC Holdings Corp.	15,299,592
117,998	NextEra Energy, Inc.	13,312,534
115,477	NorthWestern Corp.	6,855,869
237,523	WEC Energy Group, Inc.	13,384,421
		61,529,403
	FOOD - 8.61%
314,768	Hormel Foods Corp.	13,380,788
334,057	Kroger Co.	13,332,215
95,603	McCormick & Co., Inc.	8,915,936
		35,628,939
	GAS - 4.72%
193,159	New Jersey Resources Corp.	6,687,164
105,712	Southwest Gas Corp.	6,448,432
172,804	UGI Corp.	6,386,836
		19,522,432
	HOUSEHOLD PRODUCTS/WARES - 3.08%
140,504	Church & Dwight Co., Inc.	12,752,143

	RETAIL - 7.14%
70,495	Casey's General Stores, Inc.	7,442,157
67,400	Costco Wholesale Corp.	10,112,022
123,453	CVS Caremark Corp.	11,995,928
		29,550,107
	TELECOMMUNICATIONS - 3.16%
257,707	Verizon Communications, Inc.	13,073,476

	TOTAL COMMON STOCK (Cost - $179,014,617)	203,652,419

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2016
Shares	Security	Market Value

SHORT-TERM INVESTMENT - 50.81%
210,355,494	Federated US Treasury Money Market Fund, 0.01% +	$ 210,355,494
TOTAL SHORT-TERM INVESTMENT (Cost - $210,355,494)

	TOTAL INVESTMENTS - 100.01% (Cost - $389,370,111) (a)	$ 414,007,913
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01) %	(48,283)
	NET ASSETS - 100.00%	$ 413,959,630

+ Money market fund; Interest rate reflects seven-day effective yield on February 29, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $389,370,111 and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$ 26,212,587
	Unrealized depreciation:	(1,574,785)
	Net unrealized appreciation:	$ 24,637,802

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2016
Shares	Security	Market Value

	COMMON STOCK - 50.14%
	AGRICULTURE - 5.13%
26,392	Imperial Tobacco Group PLC	$ 1,363,187

	BEVERAGES - 7.62%
21,598	Coca-Cola Enterprises, Inc.	1,047,719
16,870	SSABMiller PLC	977,033
		2,024,752
	CHEMICALS - 3.69%
9,504	International Flavors & Fragrance, Inc.	981,668

	ENTERTAINMENT - 2.82%
4,964	Paddy Pwer Btfair PLC	746,325

	FOOD - 4.61%
14,064	Kerry Group PLC	1,225,820

	HEALTHCARE PRODUCTS - 6.82%
16,863	Medtronic PLC	1,305,028
31,238	Smith & Nephew PLC	506,914
		1,811,942
	HEALTHCARE-SERVICES - 1.97%
7,987	Fresenius SE & Co KGaA	524,236

	PHARMACEUTICALS - 12.63%
8,769	Merck KGaA	742,722
10,072	Novartis AG	719,431
15,860	Novo Nordisk A/S - ADR	815,204
19,389	Teva Pharmaceutical Industries Ltd. - ADR	1,078,028
		3,355,385
	RETAIL - 4.85%
28,513	Alimentation Couche -Tard, Inc.	1,289,478

	TOTAL COMMON STOCK (Cost - $13,593,394)	13,322,793

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016
Shares	Security	Market Value

SHORT-TERM INVESTMENT - 46.35%
12,313,672	Federated Treasury Obligations Fund, 0.01% +	$ 12,313,672
TOTAL SHORT-TERM INVESTMENT (Cost - $12,313,672)

	TOTAL INVESTMENTS - 96.49% (Cost - $25,907,066) (a)	$ 25,636,465
	CASH AND OTHER ASSETS LESS LIABILITIES - 3.51%	933,070
	NET ASSETS - 100.00%	$ 26,569,535

+ Money market fund; Interest rate reflects seven-day effective yield on February 29, 2016. ADR - American Depositary Receipt
ADR - American Depositary Receipt.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,907,066 and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$ 331,308
	Unrealized depreciation:	(601,909)
	Net unrealized depreciation:	$ (270,601)

Copeland International Small Cap Dividend Growth
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2016
Shares	Security	Market Value

	COMMON STOCK - 89.00%
	BEVERAGES - 1.97%
1,179	Britvic PLC	$ 11,330

	BUILDING MATERIALS - 4.30%
578	Kingspan Group PLC	14,539
1,600	Sanwa Holdings Corp.	10,198
		24,737
	COMMERCIAL SERVICES - 5.40%
851	Berendsen PLC	13,763
568	Intrum Justitia AB	17,308
		31,071
	COMPUTERS - 6.72%
1,643	Altran Technologies SA	19,545
500	SCSK Corp.	19,175
		38,720
	DIVERSIFIED FINANCIAL SERVICES - 1.99%
626	Close Brothers Group PLC	11,493

	ENTERTAINMENT - 5.46%
209	Paddy Power Betfair PLC	31,423

	FOOD - 1.89%
4,731	Booker Group PLC	10,898

	HAND/MACHINE TOOLS - 2.54%
3,834	Techtronic Industries Co. Ltd.	14,649

	HEALTHCARE-PRODUCTS - 2.90%
260	STERIS PLC	16,723

	HOME BUILDERS - 2.39%
386	Bellway PLC	13,740

	HOME FURNISHINGS - 1.91%
1,609	Howden Joinery Group PLC	10,985

	INTERNET - 5.54%
3,131	Moneysupermarket.com Group PLC	14,681
316	Rightmove PLC	17,204
		31,885
	LEISURE TIME - 3.08%
507	CTS Eventim AG & Co. KGaA	17,734

	PACKAGING & CONTAINERS - 6.13%
158	CCL Industries, Inc.	24,153
157	Gerresheimer AG	11,163
		35,316

Copeland International Small Cap Dividend Growth
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016
Shares	Security	Market Value

	REAL ESTATE - 9.85%
1,616	Hufvudstaden AB	$ 23,479
257	LEG Immobilien AG	20,991
100	Relo Holdings, Inc.	12,248
		56,718
	RETAIL - 13.27%
300	ABC-Mart, Inc.	17,230
194	Dollarama, Inc.	11,287
1,229	JD Sports Fashion PLC	19,560
300	Kusuri No Aoki Co., Ltd.	13,299
600	WH Smith PLC	15,030
		76,406
	SOFTWARE - 7.32%
1,446	EMIS Group PLC	21,553
400	IT Holdings Corp.	9,185
900	Nihon Unisys Ltd.	11,417
		42,155
	TELECOMMUNICATIONS - 3.50%
3,443	Vocus Communications Ltd.	20,138

	TRANSPORTATION - 2.84%
2,597	Royal Mail PLC	16,336

	TOTAL COMMON STOCK (Cost - $523,790)	512,457

	TOTAL INVESTMENTS - 89.00% (Cost - $523,790)	$ 512,457
	CASH AND OTHER ASSETS LESS LIABILITIES - 11.00%	63,309
	NET ASSETS - 100.00%	$ 575,766

+ Money market fund; Interest rate reflects seven-day effective yield on February 29, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $523,790 and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$ 13,583
	Unrealized depreciation:	(24,916)
	Net unrealized depreciation:	$ (11,333)

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used.  The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Securities in which the International Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  In order to capture the developments that occur between the close of the foreign markets and 4:00 p.m. ET, the International Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund's assets carried at fair value:

Copeland Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 203,652,419	$ -	$ -	$ 203,652,419
Short-Term Investment	210,355,494	-	-	210,355,494
Total	$ 414,007,913	$ -	$ -	$ 414,007,913

Copeland International Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 3,318,865	$ 10,003,928	$ -	$ 13,322,793
Short-Term Investment	12,313,672	-	-	12,313,672
Total	$ 15,632,537	$ 10,003,928	$ -	$ 25,636,465

Copeland International Small Cap Dividend Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 512,457	$ -	$ -	$ 512,457
Total	$ 512,457	$ -	$ -	$ 512,457

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016

* See each Fund's Schedule of Investments for industry classification.
The Funds did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Funds' policy to record transfers in to or out of any Level at the end of the reporting period.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, Principal Executive Officer/President

Date 4/28/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, Principal Executive Officer/President

Date 4/28/16

By (Signature and Title)

/s/ Mark W. Giovanniello

Mark W. Giovanniello, Principal Financial Officer/Treasurer

Date 4/28/16